Cryptocurrencies (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Additional Information about the Cost Basis and Fair Value of Cryptocurrencies
The following tables present additional information about the cost basis and fair value of cryptocurrencies, including those allocated to the Company’s treasury strategy (in thousands, except units):

Cryptocurrency Inventory (1)	December 31, 2025			December 31, 2024
	Units	Cost Basis	Fair Value	Carrying Value
Bitcoin (BTC)	24.51	$2,390	$2,146	$949

(1)	As of December 31, 2025 and 2024, the Company had an insignificant amount of Ethereum.

Cryptocurrency Investments	December 31, 2025			December 31, 2024
	Units	Cost Basis	Fair Value	Carrying Value
Bitcoin (BTC)	100.35	$9,096	$8,781	$561

Summary of the adjusted cost basis of cryptocurrencies

2025 Cryptocurrency Rollforward	BTC (1)
Beginning balance—January 1, 2025	$1,510
Cumulative-effect adjustment from adoption of ASU 2023-08	852
Purchase or receipts of cryptocurrency	450,064
Cost of cryptocurrencies sold or distributed	(438,923)
Unrealized loss on cryptocurrency (2)	(2,576)

Balance—December 31, 2025	$10,927

(1)	As of December 31, 2025 and December 31, 2024, the Company had an insignificant amount of Ethereum.
(2)
Unrealized loss on cryptocurrency during the year ended December 31, 2025 was primarily due to remeasurement of the fair value of cryptocurrencies inventory and cryptocurrencies held for investment to reflect decreases in the prices of Bitcoin and Ethereum.

2024 Cryptocurrency Rollforward	BTC (1)
Beginning balance—January 1, 2024	$712
Purchase or receipts of cryptocurrency	425,348
Cost of cryptocurrencies sold or distributed	(415,863)
Impairment of cryptocurrencies (prior to adoption of ASU 2023-08)	(8,687)

Balance—December 31, 2024	$1,510